April 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                         ING Variable Funds (on behalf of ING Growth and Income Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Funds (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Growth and Income Portfolio, a series of the Registrant, will acquire all of the assets of ING Growth and Income Portfolio II, a series of ING Investors Trust, in exchange for shares of ING Growth and Income Portfolio and the assumption by ING Growth and Income Portfolio of the liabilities of ING Growth and Income Portfolio II, and the approval of a related sub-advisory agreement.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Jutta M. Frankfurter at 202-261-3484.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe

Counsel

ING U.S. Legal Services

Attachments